Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2024, 2023 and 2022 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2022	157,801	114,979	13,985	7,338	22,119	1,012	317,234
Additions	413	1,368	473	104	3,103	4,768	10,229
Disposals	(8)	(667)	(1,392)	(1,688)	(950)	(101)	(4,806)
Impairment loss	—	40	—	—	(118)	—	(78)
Reclassifications from constr. in progress	253	36	—	—	3,532	(3,821)	—
Effect of translation adj.	(592)	276	(71)	104	(636)	(19)	(938)
Cost as at December 31, 2023	157,867	116,032	12,995	5,858	27,050	1,839	321,641
Additions	385	3,459	363	138	2,823	95	7,263
Disposals	(79)	(3,121)	(988)	(360)	(6,576)	(4)	(11,128)
Reclassifications to asset held for sale	(23,665)	—	—	—	—	—	(23,665)
Impairment loss	21	75	11	36	—	—	143
Reclassifications from constr. in progress	550	859	23	—	260	(1,692)	—
Effect of translation adj.	671	(660)	58	40	1,093	(9)	1,193
Cost as at December 31, 2024	135,750	116,644	12,462	5,712	24,650	229	295,447

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2022	(96,093)	(100,570)	(13,051)	(7,035)	(16,054)	—	(232,803)
Depreciation	(3,584)	(3,189)	(323)	(172)	(2,042)	—	(9,310)
Disposals	—	642	1,374	1,685	812	—	4,513
Effect of translation adj.	214	(279)	72	(102)	571	—	476
Accumulated depreciation as at December 31, 2023	(99,463)	(103,396)	(11,928)	(5,624)	(16,713)	—	(237,124)
Depreciation	(3,485)	(3,318)	(373)	(159)	(1,640)	—	(8,975)
Disposals	42	2,423	955	340	6,548	—	10,308
Reclassifications to asset held for sale	14,898	—	—	—	—	—	14,898
Effect of translation adj.	(669)	510	(57)	(39)	(110)	—	(365)
Accumulated depreciation as at December 31, 2024	(88,677)	(103,781)	(11,403)	(5,482)	(11,915)	—	(221,258)

Net book value as at December 31, 2022	61,708	14,409	934	303	6,065	1,012	84,431
Net book value as at December 31, 2023	58,404	12,636	1,067	234	10,337	1,839	84,517
Net book value as at December 31, 2024	47,073	12,863	1,059	230	12,735	229	74,189

Annual rate of depreciation for 2024 and 2023	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

Summary of Breakdown of Property, Plant and Equipment by Country

The following tables show a breakdown of property, plant and equipment by country.

	31/12/24	31/12/23
Italy	41,523	44,239
Romania	16,585	17,520
United States of America	11,381	18,259
Brazil	2,574	3,167
Europe	1,168	919
China	779	166
Other countries	179	247
Total	74,189	84,517

Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/24	31/12/23
Italian upholstered furniture plant	29,279	30,108
Romanian upholstered furniture plant	17,856	18,769
Brazilian upholstered furniture plant	2,862	3,524
Chinese upholstered furniture plant	2,353	1,419
Others	21,839	30,697
Total	74,189	84,517